Fair value measurements	12 Months Ended
Dec. 31, 2011
Fair value measurements
18.	Fair value measurements

Fair value measurements are categorized according to a three-tier hierarchy, which prioritizes the inputs used in estimating fair values:

(i)  Level 1 is defined as observable input, such as quoted prices in active markets;

(ii)  Level 2 is defined as inputs other than quoted prices in active markets, that are directly or indirectly observable; and

(iii)  Level 3 is defined as unobservable inputs for which little or no market data exists, and therefore, requires an entity to develop its own assumptions.

The following table discloses the applicable hierarchy of estimates for the Company’s derivative instruments, which are the only financial instruments measured at fair value on a recurring basis:

	Fair Value as of December 31,	Fair Value Measurements using Fair Value Hierarchy
	2011	Level 1	Level 2	Level 3
Assets
Foreign currency forward contracts	$501		$501
Embedded derivatives	$654		$654

Liabilities
Foreign currency forward contracts	$1,379		$1,379
Foreign currency forward contracts used in a cash flow hedge relationship	$26		$26
Interest rate swaps	$2,796		$2,796
Embedded derivatives	$492		$492

	Fair Value as of December 31,	Fair Value Measurements using Fair Value Hierarchy
	2010	Level 1	Level 2	Level 3
Assets
Foreign currency forward contracts	$247		$247
Embedded derivatives	$334		$334

Liabilities
Foreign currency forward contracts	$124		$124
Foreign currency forward contracts used in a cash flow hedge relationship	$608		$608
Interest rate swaps	$12,466		$12,466
Embedded derivatives	$533		$533

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign currency forward contracts and embedded derivates as well, the forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rate prevailing at the balance sheet date for the respective currency.

The following table presents the carrying amounts and fair values of Elster Group’s financial instruments:

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$83,952	$83,952	$216,294	$216,294
Financial assets recognized at cost
Accounts receivable (without open customer contracts)	251,914	251,914	256,765	256,765
Other assets	6,909	6,909	18,382	18,382
Financial assets at fair value
Derivatives recognized at fair value through income	1,155	1,155	581	581
Financial liabilities recognized at amortized cost
Accounts payable	203,115	203,115	204,343	204,343
Senior Notes	323,474	313,582	0	0
All other debt	256,144	256,143	840,068	840,068
Other current and non current liabilities	43,330	43,330	40,066	40,066
Financial liabilities at fair value
Derivatives recognized at fair value through income	4,667	4,667	13,123	13,123
Derivatives designated as hedging instrument	26	26	608	608

The majority of financial assets have short maturities and therefore the fair value does not significantly differ from the carrying amount.

The fair value of the Senior Notes is based on a quoted price. The other debt has variable interest rates and therefore the fair value does not significantly differ from the carrying amount.